SUPPLEMENT

DATED MAY 6, 2011 TO

HARTFORD GLOBAL HEALTH HLS FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MAY 1, 2011

Effective August 5, 2011, the name of the Hartford Global Health HLS Fund (the “Fund”) will be changed to “Hartford Healthcare HLS Fund.”

Accordingly, effective August 5, 2011, on the front cover of the above referenced Prospectus and Summary Prospectus, the Fund’s name is changed to Hartford Healthcare HLS Fund and conforming changes are made throughout the Prospectus and Summary Prospectus.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

DATED MAY 6, 2011 TO THE

COMBINED STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2011
FOR HARTFORD SERIES FUND, INC. (THE “SAI”)

Effective August 5, 2011, the name of the Hartford Global Health HLS Fund (the “Fund”) will be changed to “Hartford Healthcare HLS Fund.”

Accordingly, effective August 5, 2011, on the front cover of the above referenced SAI, the Fund’s name is changed to Hartford Healthcare HLS Fund and conforming changes are made throughout the SAI.

This Supplement should be retained with your SAI for future reference.